SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Significant Accounting Policies [Line Items]
Revenue recognised over the next 12 months	$ 947
Bottom of range [member]
Significant Accounting Policies [Line Items]
Short-term deposits yield, annual interest rate	5.00%
Top of range [member]
Significant Accounting Policies [Line Items]
Short-term deposits yield, annual interest rate	6.00%